EXETER FUND, INC.

Pro-Blend® Conservative Term Series - Class A Shares
Pro-Blend® Moderate Term Series - Class A Shares
Pro-Blend® Extended Term Series - Class A Shares
Pro-Blend® Maximum Term Series - Class A Shares
Tax Managed Series - Class A Shares
Overseas Series
Equity Series

Supplement dated September 11, 2006 to each of the
Prospectuses dated March 1, 2006 of the Series listed above

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
________________________________________________________________________

On May 15, 2006, the Board of Directors of the Exeter Fund, Inc. approved a change in the name of the Fund to the Manning & Napier Fund, Inc. This change will take effect on September 29, 2006. Accordingly, all references to the Exeter Fund, Inc. in the Prospectuses are hereby changed to Manning & Napier Fund, Inc. effective as of that date.

In addition, the references to the Fund’s website in the sections of the Prospectuses entitled åDisclosure of the Series’ Portfolio Holdingsæ and åHow to Obtain the Shareholder Reports, SAI, and Additional Informationæ are hereby changed to  www.manningnapieradvisors.com effective as of September 29, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Exeter Fund, Inc.
(the "Fund")

Supplement dated September 11, 2006, to the
Statement of Additional Information (the "SAI") dated March 1, 2006 as amended on June 9, 2006

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
________________________________________________________________________

On May 15, 2006, the Board of Directors of the Exeter Fund, Inc. approved a change in the name of the Fund to the Manning & Napier Fund, Inc. This change will take effect on September 29, 2006. Accordingly, all references to the Exeter Fund, Inc. in this SAI are hereby changed to Manning & Napier Fund, Inc. effective as of that date.

In addition, the reference to the Fund’s website in the section of the SAI entitled åDisclosure of Portfolio Holdingsæ is hereby changed to www.manningnapieradvisors.com effective as of September 29, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXETER FUND, INC.

Small Cap Series
Commodity Series
Technology Series
International Series
Life Sciences Series
World Opportunities Series
High Yield Bond Series
Global Fixed Income Series
Financial Services Series
Core Bond Series
Core Plus Bond Series
New York Tax Exempt Series
Ohio Tax Exempt Series
Diversified Tax Exempt Series

Supplement dated September 11, 2006 to each of the
Prospectuses dated May 1, 2006 of the Series listed above

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
________________________________________________________________________

On May 15, 2006, the Board of Directors of the Exeter Fund, Inc. approved a change in the name of the Fund to the Manning & Napier Fund, Inc. This change will take effect on September 29, 2006. Accordingly, all references to the Exeter Fund, Inc. in the Prospectuses are hereby changed to Manning & Napier Fund, Inc. effective as of that date.

In addition, the references to the Fund’s website in the sections of the Prospectuses entitled åDisclosure of the Series’ Portfolio Holdingsæ and åHow to Obtain the Shareholder Reports, SAI, and Additional Informationæ are hereby changed to www.manningnapieradvisors.com effective as of September 29, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXETER FUND, INC.

Small Cap Series

Supplement dated September 11, 2006 to the
Class A Shares Prospectus dated May 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
________________________________________________________________________

The section entitled, åPrincipal Investment Strategies,æ is amended as follows:

The first paragraph is hereby deleted and replaced by the following:

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXETER FUND, INC.

Small Cap Series
Commodity Series
Technology Series
International Series
Life Sciences Series
World Opportunities Series
High Yield Bond Series
Global Fixed Income Series
Financial Services Series
Core Bond Series
Core Plus Bond Series

Supplement dated September 11, 2006 to the
Prospectus dated May 1, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
________________________________________________________________________

The section entitled, åPrincipal Investment Strategies,æ for the Small Cap Series is amended as follows:

The first paragraph is hereby deleted and replaced by the following:

The Series will invest, under normal circumstances, at least 80% of its assets in securities of companies with small market capitalizations. The Series defines a small market capitalization company, generally, as a company with a market capitalization of less than $3 billion at the time of purchase. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Exeter Fund, Inc.
(the "Fund")

Supplement dated September 11, 2006, to the
Statement of Additional Information (the "SAI") dated May 1, 2006 as amended on June 9, 2006

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
________________________________________________________________________

On May 15, 2006, the Board of Directors of the Exeter Fund, Inc. approved a change in the name of the Fund to the Manning & Napier Fund, Inc. This change will take effect on September 29, 2006. Accordingly, all references to the Exeter Fund, Inc. in this SAI are hereby changed to Manning & Napier Fund, Inc. effective as of that date.

In addition, the reference to the Fund’s website in the section of the SAI entitled åDisclosure of Portfolio Holdingsæ is hereby changed to www.manningnapieradvisors.com effective as of September 29, 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Exeter Fund, Inc.
(the "Fund")

Supplement dated September 11, 2006, to the
Statement of Additional Information (the "SAI") dated May 1, 2006 as amended on June 9, 2006

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
________________________________________________________________________

The section of the SAI entitled åInvestment Policies and Risks - Small and mid-size company securitiesæ is hereby deleted and replaced with the following:

Small and mid-size company securities. Under normal circumstances, the Small Cap Series will invest at least 80% of its assets in securities of companies with small market capitalizations, defined, generally, as companies with market capitalizations of less than $3 billion at the time of purchase. In addition, each of the Series that may invest in equity securities may invest in small and mid-size companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small and mid-size companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small and mid-size companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small and mid-size companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small and mid-size companies may suffer significant losses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE